Interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interim condensed consolidated statements of comprehensive loss
Loss for the period	€ (65,584)	€ (86,784)	[1]
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	(4,941)	12,849
Total comprehensive loss for the period	(70,525)	(73,935)
Attributable to:
- Owners of the Company	(63,722)	(62,294)
- Non-controlling interests	€ (6,803)	€ (11,641)

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).